Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parenthetical)	6 Months Ended
Jun. 30, 2026 SGD ($)
Income Statement [Abstract]
Selling and distribution expenses reclassified	$ 318,061